Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Prepaid expenses, gross	$ 22,682	$ 18,133
Deposits, gross	28,743	28,743
Less: allowance for expected credit loss	(166)	(165)	$ (180)
Total	$ 51,259	$ 46,711